Company financial information (Parent Corporation) (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed Income Statement - The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2020	2019	2018
Dividends from bank subsidiaries	$1,485	$3,209	$3,874
Dividends from nonbank subsidiaries	1,199	2,075	1,869
Interest revenue from bank subsidiaries	—	4	13
Interest revenue from nonbank subsidiaries	53	153	200
(Loss) gain on securities held for sale	—	(11)	1
Other revenue	50	39	36
Total revenue	2,787	5,469	5,993
Interest expense (including $30, $64 and $59, to subsidiaries, respectively)	520	941	658
Other expense	168	197	439
Total expense	688	1,138	1,097
Income before income taxes and equity in undistributed net income of subsidiaries	2,099	4,331	4,896
(Benefit) for income taxes	(289)	(208)	(165)
Equity in undistributed net income:
Bank subsidiaries	1,278	(139)	(508)
Nonbank subsidiaries	(49)	41	(287)
Net income	3,617	4,441	4,266
Preferred stock dividends and redemption charge	(194)	(169)	(169)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	$3,423	$4,272	$4,097

Condensed Balance Sheet - The Bank of New York Mellon Corporation (Parent Corporation)

	Dec. 31,
(in millions)	2020	2019
Assets:
Cash and due from banks	$330	$345
Securities	6	8
Investment in and advances to subsidiaries and associated companies:
Banks	36,431	32,511
Other	38,064	36,948
Subtotal	74,495	69,459
Corporate-owned life insurance	782	773
Other assets	202	319
Total assets	$75,815	70,904
Liabilities:
Deferred compensation	$417	455
Affiliate borrowings	2,176	1,500
Other liabilities	1,866	1,631
Long-term debt	25,555	25,835
Total liabilities	30,014	29,421
Shareholders’ equity	45,801	41,483
Total liabilities and shareholders’ equity	$75,815	70,904

Condensed Statement of Cash Flows - The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2020	2019	2018
Operating activities:
Net income	$3,617	$4,441	$4,266
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Equity in undistributed net loss (income) of subsidiaries	(1,229)	98	795
Change in accrued interest receivable	(17)	(12)	27
Change in accrued interest payable	(26)	(17)	29
Change in taxes payable (a)	(281)	331	224
Other, net	368	(107)	(257)
Net cash provided by operating activities	2,432	4,734	5,084
Investing activities:
Sales of securities	—	—	13
Acquisitions of, investments in, and advances to subsidiaries (b)	(1,442)	1,495	(53)
Other, net	—	—	1
Net cash (used for) provided by investing activities	(1,442)	1,495	(39)
Financing activities:
Proceeds from issuance of long-term debt	2,993	1,745	4,144
Repayments of long-term debt	(3,950)	(4,250)	(3,650)
Change in advances from subsidiaries	1,195	242	(1,561)
Issuance of common stock	58	86	120
Issuance of preferred stock	1,567	—	—
Treasury stock acquired	(989)	(3,327)	(3,269)
Redemption of preferred stock	(583)	—	—
Cash dividends paid	(1,296)	(1,289)	(1,221)
Net cash (used for) financing activities	(1,005)	(6,793)	(5,437)
Change in cash and due from banks	(15)	(564)	(392)
Cash and due from banks at beginning of year	345	909	1,301
Cash and due from banks at end of year	$330	$345	$909
Supplemental disclosures
Interest paid	$546	$958	$629
Income taxes paid	3	2	12
Income taxes refunded	—	—	7
(a)    Includes payments received from subsidiaries for taxes of $736 million in 2020, $823 million in 2019 and $837 million in 2018.
(b)    Includes $3,715 million of cash outflows, net of $2,273 million of cash inflows in 2020, $2,139 million of cash outflows, net of $3,634 million of cash inflows in 2019 and $2,807 million of cash outflows, net of $2,754 million of cash inflows in 2018.